Schedule of Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 05, 2013	Dec. 29, 2012	Dec. 31, 2011
Schedule of future minimum lease payments for capital and operating lease and sublease rental income
Operating Leases 2013		$ 28,176
Operating Leases 2014		28,916
Operating Leases 2015		31,424
Operating Leases 2016		33,101
Operating Leases 2017		34,968
Operating Leases Thereafter		193,835
Operating Leases, Total		350,420
Future Expected Sub-lease Income 2013		3,539
Future Expected Sub-lease Income 2014		1,876
Future Expected Sub-lease Income 2015		1,403
Future Expected Sub-lease Income 2016		1,052
Future Expected Sub-lease Income 2017		888
Future Expected Sub-lease Income, Thereafter		2,657
Future Expected Sub-lease Income, Total		11,415
Less current obligations	(14,063)	(14,357)	(12,701)
Obligations related to land with no cash payments		48,800	48,800
Total long-term capital lease obligations	139,704	149,503	159,814
Assets Under Capital Leases Excluding Land [Member]
Schedule of future minimum lease payments for capital and operating lease and sublease rental income
Capital Leases 2013	6,730	30,254
Capital Leases 2014	28,137	28,006
Capital Leases 2015	25,390	25,279
Capital Leases 2016	24,056	23,951
Capital Leases 2017	19,960	19,937
Thereafter	71,838	65,843
Total Capital Leases	176,111	193,270
Less amounts representing interest	(71,173)	(78,239)
Present value of net minimum lease payments	104,938	115,031
Less current obligations	(14,063)	(14,357)
Long-term cash obligations	90,875
Obligations related to land with no cash payments	48,829
Total long-term capital lease obligations	$ 139,704	$ 100,674